INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED AUGUST 28, 2023 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 16, 2022,

AS PREVIOUSLY SUPPLEMENTED

Effective August 28, 2023, Invesco Bloomberg Pricing Power ETF (formerly, Invesco Defensive Equity ETF) (POWA) is no longer included in the Statement of Additional Information.

Please Retain This Supplement For Future Reference.

POWA-SAI-SUP-082823